COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 22, 2021	Mar. 31, 2022	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Common stock par value		$ 0.086		$ 0.086		$ 0.086	$ 0.086
Exercise price						0.01
Number of shares issued			2,070,000
Preferred stock par value		$ 0.086		$ 0.086		$ 0.086	$ 0.086
Equity Securities, FV-NI, Unrealized Loss	$ 17,652,808					$ 17,652,808
[custom:WarrantCommitmentCurrent-0]						37,652,808
[custom:SubscriptionReceivable-0]						20,000,000
Earn-out liability, less current portion		$ 446,538		$ 446,538		$ 516,023	2,931,418
Revision of Prior Period, Adjustment [Member]
Loss Contingencies [Line Items]
Earn-out liability, less current portion							300,000
Maximum [Member]
Loss Contingencies [Line Items]
Earn-out liability, less current portion							2,931,418
Minimum [Member]
Loss Contingencies [Line Items]
Earn-out liability, less current portion							$ 2,631,418
Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued		6,000		2,670,892	1,800,000	1,800,000
Securities Purchase Agreement [Member]
Loss Contingencies [Line Items]
Warrant commitment description						On December 22, 2021 the Company entered into a securities purchase agreement with several institutional buyers for the purchase and sale of (i) warrants to purchase an aggregate of up to 9,779,952 shares of the Company’s common stock, par value $0.086 per share at an exercise price of $4.09 per share, (ii) an aggregate of 2,670,892 shares of Common Stock, and (iii) 9,076 shares of the Company’s newly-designated Series B convertible preferred stock, par value $0.086 per share, with a stated value of $1,000 per share, initially convertible into an aggregate of 2,219,084 shares of Common Stock at a conversion price of $4.09 per share in a private placement (the “Private Placement”).
Common stock par value	$ 0.086
Aggregate purchase price of common shares, preferred shares and warrants						$ 20,000,000
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Shares converted	9,076
Preferred stock par value	$ 0.086
Share price per share	1,000
Preferred stock conversion price	4.09
Securities Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Exercise price	$ 4.09
Number of shares issued	2,670,892
Shares issued upon conversion	2,219,084
Securities Purchase Agreement [Member] | Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrant to purchase shares	9,779,952